Note 1 - Organization and Summary of Significant Accounting Policies - Schedule of Concentration of Risk by Risk Factor (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Customer A	70.00%	51.00%
Customer B [Member]
Customer A		13.00%
Customer C [Member]
Customer A		10.00%